Pension and other postretirement benefits - Weighted Average assumptions used in calculating benefit obligations (Details)	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.19%	4.44%
Rate of compensation increase, group 1	3.00%	3.00%
Rate of compensation increase, group 2	4.00%	4.00%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.20%	4.50%
Rate of compensation increase, group 1	3.00%	3.00%
Rate of compensation increase, group 2	4.00%	4.00%